Share Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Valuation assumptions
Weighted average fair value per option granted during the period	$ 4.28	$ 2.65	$ 0.37
Assumptions
Weighted average stock price volatility	64.29%	79.32%
Weighted average stock price volatility, minimum			108.00%
Weighted average stock price volatility, maximum			263.00%
Weighted average risk free rate of return	2.04%	1.78%
Weighted average risk free rate of return, minimum			1.36%
Weighted average risk free rate of return, maximum			2.53%
Weighted average expected term	6.36	4.24	4.23